Related Party Transactions - Summary Of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 56,050	$ 8,795	¥ 0
Hainan Huiliu [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	54,525	8,556
Shenyang Bokai [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 1,525	$ 239